STOCK-BASED COMPENSATION - Summary of Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	142,925	0
Granted (in shares)	189,104	145,435
Forfeited (in shares)	(24,918)	(2,351)
Vested and issued (in shares)	(20,557)	(159)
Units outstanding - ending (in shares)	286,554	142,925
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	186,971	0
Granted (in shares)	158,757	197,065
Forfeited (in shares)	(20,377)	(5,928)
Vested and issued (in shares)	(2,426)	(4,166)
Units outstanding - ending (in shares)	322,925	186,971